Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,489,202.37

Principal:
Principal Collections	$12,092,796.60
Prepayments in Full	$8,684,768.50
Liquidation Proceeds	$497,158.29
Recoveries	$35,773.00
Sub Total	$21,310,496.39
Collections	$22,799,698.76

Purchase Amounts:
Purchase Amounts Related to Principal	$224,166.04
Purchase Amounts Related to Interest	$1,106.76
Sub Total	$225,272.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,024,971.56

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,024,971.56
Servicing Fee	$375,417.79	$375,417.79	$0.00	$0.00	$22,649,553.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,649,553.77
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,649,553.77
Interest - Class A-3 Notes	$111,346.71	$111,346.71	$0.00	$0.00	$22,538,207.06
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$22,484,824.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,484,824.81
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$22,458,261.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,458,261.81
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$22,436,695.81
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,436,695.81
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$22,402,155.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,402,155.14
Regular Principal Payment	$20,551,723.17	$20,551,723.17	$0.00	$0.00	$1,850,431.97
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,850,431.97
Residuel Released to Depositor	$0.00	$1,850,431.97	$0.00	$0.00	$0.00
Total		$23,024,971.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,551,723.17
Total					$20,551,723.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,551,723.17	$63.00	$111,346.71	$0.34	$20,663,069.88	$63.34
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$20,551,723.17	$19.15	$247,398.63	$0.23	$20,799,121.80	$19.38

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$261,992,264.13	0.8031645	$241,440,540.96	0.7401611
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$431,242,264.13	0.4018846	$410,690,540.96	0.3827320

Pool Information
Weighted Average APR	4.123%	4.120%
Weighted Average Remaining Term	38.87	38.01
Number of Receivables Outstanding	27,867	27,148
Pool Balance	$450,501,349.48	$428,686,281.93
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$432,519,543.17	$411,640,593.99
Pool Factor	0.4110233	0.3911199

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$6,430,294.23
Yield Supplement Overcollateralization Amount	$17,045,687.94
Targeted Overcollateralization Amount	$17,995,740.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,995,740.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	22

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		72	$316,178.12
(Recoveries)		54	$35,773.00
Net Losses for Current Collection Period			$280,405.12
Cumulative Net Losses Last Collection Period			$4,003,214.06
Cumulative Net Losses for all Collection Periods			$4,283,619.18

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.75%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.88%	417	$8,069,870.71
61-90 Days Delinquent	0.16%	40	$691,312.73
91-120 Days Delinquent	0.04%	7	$153,151.86
Over 120 Days Delinquent	0.19%	34	$803,576.89
Total Delinquent Receivables	2.27%	498	$9,717,912.19

Repossession Inventory:
Repossessed in the Current Collection Period		25	$512,651.70
Total Repossessed Inventory		36	$729,329.74

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4993%
Preceding Collection Period			0.4494%
Current Collection Period			0.7654%
Three Month Average			0.5714%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3187%
Preceding Collection Period			0.2871%
Current Collection Period			0.2984%
Three Month Average			0.3014%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer